Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	[1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 532	[2],[3]	Taxes	ARGENTINA		ARGENTINA	Argentina	Oil and Gas		Well
#: 2
	2,957	[3]	Royalties	ARGENTINA		ARGENTINA	Gobernador Ayala	Oil and Gas		Well
#: 3
	329	[3]	Taxes	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 4
	11,139	[3]	Royalties	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 5
	501	[3]	Fees	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 6
	1,383	[3]	Taxes	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 7
	43,616	[3]	Royalties	ARGENTINA		ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 8
	902	[3]	Fees	ARGENTINA		ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 9
	13,100	[3]	Bonuses	ARGENTINA		ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 10
	5,518	[3]	Comm. Social Resp.	ARGENTINA		ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 11
	1,575	[3]	Royalties	ARGENTINA		ARGENTINA	Rincón el Mangrullo	Oil and Gas		Well
#: 12
	170	[3]	Fees	ARGENTINA		ARGENTINA	Parva Negra	Oil and Gas		Well
#: 13
	384	[3]	Taxes	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 14
	11,891	[3]	Royalties	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 15
	846	[3]	Fees	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 16
	355	[3]	Taxes	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 17
	6,430	[3]	Royalties	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 18
	2,143	[3]	Fees	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 19
	116	[3]	Royalties	ARGENTINA		ARGENTINA	Puesto Quiroga	Oil and Gas		Well
#: 20
	1,277	[3]	Royalties	ARGENTINA		ARGENTINA	Aguarague	Oil and Gas		Well
#: 21
	288	[3]	Fees	ARGENTINA		ARGENTINA	Aguarague	Oil and Gas		Well
#: 22
	1,800	[3]	Bonuses	ARGENTINA		ARGENTINA	Las Tacanas Norte	Oil and Gas		Well
#: 23
	1,437	[3]	Bonuses	ARGENTINA		ARGENTINA	Chirete	Oil and Gas		Well
#: 24
	12,129	[3]	Taxes	ARGENTINA		Argentinean Federal Government	Oil and Gas Exports	Oil and Gas	Oil and Gas.	Well
#: 25
	12,337		Taxes	ARGENTINA	ARGENTINA	Argentinean Federal Government		Oil and Gas		Well
#: 26
	174		Taxes	ARGENTINA	BUENOS AIRES	City of Buenos Aires		Oil and Gas	Oil and Gas.	Well
#: 27
	359		Taxes	ARGENTINA	BUENOS AIRES	Province of Buenos Aires		Oil and Gas	Oil and Gas.	Well
#: 28
	283		Taxes	ARGENTINA	CHUBUT	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 29
	6,546		Royalties	ARGENTINA	CHUBUT	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 30
	2,193		Fees	ARGENTINA	CHUBUT	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 31
	103		Taxes	ARGENTINA	MENDOZA	Province of Mendoza		Oil	Oil.	Well
#: 32
	2,957		Royalties	ARGENTINA	MENDOZA	Province of Mendoza		Oil	Oil.	Well
#: 33
	1,561		Taxes	ARGENTINA	NEUQUÃ‰N	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 34
	67,876		Royalties	ARGENTINA	NEUQUÃ‰N	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 35
	2,369		Fees	ARGENTINA	NEUQUÃ‰N	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 36
	14,900		Bonuses	ARGENTINA	NEUQUÃ‰N	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 37
	5,518		Comm. Social Resp.	ARGENTINA	NEUQUÃ‰N	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 38
	346		Royalties	ARGENTINA	RÃO NEGRO	Province of Rio Negro		Oil and Gas	Oil and Gas.	Well
#: 39
	159		Taxes	ARGENTINA	SALTA	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 40
	2,713		Royalties	ARGENTINA	SALTA	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 41
	288		Fees	ARGENTINA	SALTA	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 42
	136		Taxes	ARGENTINA	SANTA FE	Province of Santa Fe		Oil and Gas	Oil and Gas.	Well
#: 43
	$ 208		Taxes	ARGENTINA	ARGENTINA	Argentinean Federal Government		N/A	All	Well

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 29, 2023 was used to make such conversion.
[2]	Some taxes related with the commercial development of oil and gas are imposed on a company-level and cannot be assigned to a specific project.
[3]	Sums are rounded, so they may not add up.